SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Additional Financial Information Disclosure [Text Block]
Note 16:-	Supplementary Financial Statement Information

Balance Sheets:

a.	Other accounts receivable and prepaid expenses:

Composition:

	December 31,
	2013	2014

Government departments	$14,599	$12,934
Employees(1)	420	433
Prepaid expenses and advances to suppliers	13,920	15,829
Deferred taxes	6,755	5,164
Restricted deposits	289	484
Related Parties	22	402
Other	483	1,212

Total	$36,488	$36,458

(1)	Some of these balances are linked to the CPI, and bear interest at an annual rate of 4%.

b.	Liabilities to Banks and others:

Composition:

	December 31,		December 31,
	2014		2013	2014
	Interest rate	Linkage
	%	basis

Bank credit	2.2	Unlinked	$-	378
Short-term bank loans	1.75-2.25		11,586	15,313
Current maturities of long-term loans from banks (see Note 10)			24,050	26,127

Total			$35,636	$41,818

c.	Other accounts payable:

Composition:

	December 31,
	2013	2014

Government institutions	$13,068	12,830
Customer advances	2,601	187
Deferred taxes (Note 15e)	2,567	1,375
Accrued royalties to the OCS (Note 13f)	-	788
Accrued expenses and other current liabilities	4,617	9,733

Total	$22,853	$24,913

d.	Financial expenses, net:

Composition:

	Year ended December 31,
	2012	2013	2014

Financial income	$1,043	$983	$2,888
Financial costs related to long-term debt	(6,144)	(4,629)	(6,802)
Financial costs related to short-term credit and others	(1,828)	(3,577)	(1,862)
Gain (loss) from marketable securities, net (1) (2)	257	987	908

Total	$(6,672)	$(6,236)	$(4,866)

(1)	Includes gains (losses) from trading securities still held by the Company for the years 2012, 2013 and 2014 in amounts of $ 957, $ 985 and $ 908, respectively (see Note 4).
(2)	Includes impairment of available-for-sale marketable securities for 2013 of $ 714 (see Note 4).

e.	Other expenses (income), net:

Composition:

	Year ended December 31,
	2012	2013	2014

gain (loss) on sale of fixed assets, net	$(22)	$14	-
Other loss (income)	(152)	-	(5)

Total	$(174)	$14	(5)

f.	Operating segments:

The Company operates in the software services and proprietary software products and related services through its three directly held subsidiaries: Matrix, Sapiens and Insync and through its affiliate Magic.

Matrix

Matrix provides software solutions and services, software development projects, outsourcing, integration of software systems and services – all in accordance with its customer’ specific needs. Matrix also provides upgrading and expansion of existing software systems. Matrix operates through its directly and indirectly held subsidiaries in the following segments: (1) Software solutions and services (Information Technology – IT); (2) Learning and integration; (3) Computer infrastructure and integration solutions; and, (4) Software product marketing and support.

Software solutions and services:

The software solutions and services provided by Matrix consist of providing tailored software solutions and upgrading and expanding existing software systems. These services include, among others, developing customized software, adapting software to the custome’s specific needs, implementing software and modifying it based on the custome’s needs and integrating all or part of the above elements. The scope of work invested in each element varies from one customer to the other.

Learning and integration:

Matrix’s activities in this segment consist of operating a network of high-tech training and instruction centers which provide application courses, professional training courses and advanced professional studies in the high-tech industry.

Computer infrastructure and integration solutions:

Matrix’s activities in this segment consist of: (1) providing computer and telecommunication infrastructure solutions; (2) selling and marketing personal computers, portable computers, Intel servers, peripheral equipment, operating systems, servers and workstations that use UNIX and VMS and selling and marketing mainframe storage and backup systems such as IP and IBM; (3) providing computer and peripheral equipment maintenance services, lab and helpdesk services.

Software product marketing and support:

Matrix’s activities in this segment include marketing and support for various software products the principal of which being CRM, computer systems management infrastructures, web world content management, database and data warehouse mining, application integration, database and systems, data management and software development tools.

Sapiens

Sapiens is a leading global provider of proprietary software solutions for the insurance industry, with an emerging focus on the broader financial services sector. We offer core software solutions for Property & Casualty/General Insurance, or P&C, and Life, Annuities, & Pensions, or L&P, providers, allowing them to manage policy administration, claims management and billing functions. Sapiens also provides record-keeping software solutions for providers of Retirement Services and offer a variety of technology-based solutions that enable organizations to deploy business logic and comply with policies and regulations across their organizations. Sapiens solutions enable customers to respond to evolving market needs and regulatory changes, while improving the efficiency of their core operations, thereby increasing revenues and reducing costs.

Sapiens has developed scalable, configurable, rule-based core software platforms which offer its clients comprehensive and function-rich solutions. Sapiens solutions allow its customers to support new delivery channels such as mobile and social, rapidly deploy new products, and improve operational efficiency. As its software is customizable to match specific business requirements, it supports its customers’ operations across different market segments, geographies and regulatory regimes. In addition, its software solutions enable compliance with complex and rapidly evolving regulations in the insurance and wider financial services industry.

Sapiens technology-based solutions include application development and business decision management platforms. its application development platforms allow for the deployment of tailor-made solutions that address unique business needs for which pre-packaged software solutions may not be available. Its business decision management platform, Sapiens DECISION, allows business professionals to design, simulate, implement, change and analyze the business logic that drives financial operations and compliance in a business-friendly format and environment. Its platform facilitates the swift deployment of new or changed business logic that originates from regulatory updates or market changes, reduces costs and improves efficiency by shortening the software development lifecycle. This platform empowers the organization’s business users as they manage their business strategy, rules and logic by using business terms rather than programming language. Sapiens’ insurance solutions are deployed at leading insurance carriers globally. Sapiens’ service offerings include a standard consulting offering that helps customers make better use of IT in order to achieve their business objectives.

From August 21, 2011, the date on which Formula lost its control in Sapiens, as described in Note 1, until January 27, 2012, the date on which Formula regained its control in Sapiens, as described in Note 1, and from November 19, 2013, the dates on which Formula lost its control in Sapiens, as described in Note 1 until December 23, 2014, the date on which Formula regained its control in Sapiens, as described in Note 1, Sapiens’ results of operations were reflected in the Company’s results using the equity method of accounting and therefore were not considered an operating segment during these periods.

Magic

Magic is a global provider of proprietary application development and business process integration software solutions and related professional services, and a vendor of IT outsourcing services.

Magic software solutions are used by customers to develop, deploy and integrate on-premise, mobile and cloud-based business applications quickly and cost effectively. In addition, its technology enables enterprises to accelerate the process of delivering business solutions that meet current and future needs and allow customers to dramatically improve their business performance and return on investment. Its software solutions include application platforms for developing and deploying specialized and high-end large-scale business applications (Magic xpa application platform, formerly branded uniPaaS and Appbuilder) and an integration platform that allows the integration and interoperability of diverse solutions, applications and systems in a quick and efficient manner (Magic xpi business and process integration platform, formerly branded iBOLT). These solutions enable Magic customers to improve their business performance and return on investment by supporting the affordable and rapid delivery and integration of business applications, systems and databases.

Using its products solutions, enterprises and independent software vendors can accelerate time-to-market by rapidly building integrated solutions, deploying them in multiple environments while leveraging existing IT resources. In addition, its solutions are scalable and platform-agnostic, enabling its customers to build solutions by specifying their business logic requirements in a commonly used language rather than in computer code, and to benefit from seamless platform upgrades and cross-platform functionality without the need to re-write applications. Magic technology also enables future proof protection and supports current market trends such as the development of mobile applications that can be deployed on a variety of smartphones and tablets, and cloud environments.

With respect to IT outsourcing services, Magic offers a complete portfolio of professional services in the areas of infrastructure design and delivery, application development, technology consulting planning and implementation services, support services and supplemental staffing services.

Magic products and services are available through a global network of regional offices, independent software vendors, system integrators, distributors and value added resellers as well as original equipment manufacturers and consulting partners in approximately 50 countries.

From March 5, 2014, the date on which Formula lost its control in Magic, as described in Note 1, until December 31, 2014, Magic’s results of operations were reflected in the Company’s results using the equity method of accounting and therefore were not considered an operating segment during this period.

Insync

InSync is a US based national supplier of employees to Vendor Management Systems (VMS) Workforce Management Program accounts. Insync specializes in providing professionals in the following areas; Accounting and Finance, Administrative, Customer Service, Clinical, Scientific and Healthcare, Engineering, Manufacturing and Operations, Human Resources, IT Technology, LI/MFG, and Marketing and Sales. InSync currently supports more than 30 VMS program customers with employees in over 40 states.

The Company evaluates the performances of each of its directly held subsidiaries based on operating income/loss. Headquarters and finance expenses of Formula are allocated proportionally among the subsidiaries:

	Matrix	Sapiens	Magic	Insync	Total

Revenues:
2014	586,618	-	27,299	22,785	636,702
2013	534,792	117,281	144,958	-	797,031
2012	513,181	104,110	126,380	-	743,671

Inter-segment sales:
2014	285	-	-	-	285
2013	870	-	280	-	1,150
2012	690	-	-	-	690

Operating income:
2014	30,003	-	3,350	1,682	35,035
2013	34,376	9,015	17,351		60,742
2012	31,775	7,825	15,645		55,245

	Matrix	Sapiens	Magic	Insync	Total

Identifiable assets:
2014	326,469	201,237	-	7,641	535,347
2013	350,063	-	108,067	-	458,130

Goodwill:
2014	155,974	217,257	-	-	373,231
2013	165,253	-	62,181	-	227,434

Identifiable liabilities:
2014	201,736	55,561	-	1,436	258,733
2013	226,127	-	23,762	-	249,889

Depreciation and amortization:
2014	7,400	-	1,386	(655)	8,131
2013	7,381	8,588	8,380	-	24,349
2012	7,873	10,333	7,444	-	25,650

	Matrix	Sapiens	Magic	Insync	Total

Investments in segment assets:
2014	3,848	-	161	29	4,038
2013	3,577	2,794	497	-	6,868
2012	3,157	1,327	510	-	4,994

The following table presents reconciliation, between the data concerning revenues, assets and liabilities appearing in the individual operating segments’ financial statements and the corresponding data appearing in the Company’s consolidated financial statements:

	Year ended December 31,
	2012	2013	2014

Revenues:
Revenues as above	$743,671	$797,031	$636,702
Less inter-segment transactions	(690)	(1,150)	285

Revenues as per statements of operations	$742,981	$795,881	$636,417

	December 31,
	2013	2014
Identifiable assets:
Total assets of operating segments	$685,564	$908,578
Assets not identifiable to a particular segment	186,231	212,161
Elimination of inter-segment assets and other	-	-

Total assets as per consolidated balance sheets	871,795	1,120,739

Identifiable liabilities:
Total liabilities of operating segments	249,889	258,733
Liabilities not identifiable to a particular segment	145,751	207,439
Elimination of inter-segment liabilities and other	-	-

Total liabilities as per consolidated balance sheets	$395,640	466,172

g.	Geographical information:

1.	The Company’s long-lived assets are located as follows:

	December 31,
	2013	2014

Israel	$18,018	$18,204
United States	439	451
Europe	682	1,098
Japan	209	109
Other	60	17

Total	$19,408	$19,879

2.	Revenues:

The Company’s revenues classified by geographic area (based on the location of customers) are as follows:

	Year ended December 31,
	2012	2013	2014

Israel	$499,025	$526,179	$531,193
International:
United States	137,298	155,002	87,270
Europe	74,126	84,864	14,576
Other	32,532	29,836	3,378

Total	$742,981	$795,881	$636,417

h.	Earnings per share:

The following table presents the computation of basic and diluted net earnings per share for the Company:

	Year ended December 31,
	2012	2013	2014

Numerator:
Net income basic earnings per share - income available to shareholders	$23,373	$80,687	$80,833

Amount for diluted earnings per share - income available to shareholders	23,373	80,687	$80,833

Weighted average shares outstanding
Denominator for basic net earnings per share	13,596	13,725	13,929
Effect of dilutive securities	194	398	479

Denominator for diluted net earnings per share	13,790	14,123	14,408

Basic net earnings per share	1.73	5.88	5.80

Diluted net earnings per share	$1.67	$5.68	5.59